Contingencies	12 Months Ended
Dec. 31, 2019
Commitments And Contingencies Disclosure [Abstract]
Contingencies
19.	Contingencies

On March 4, 2020, a putative class action was filed in the United States District Court of Oregon against the Company, certain officers and directors of the Company, and the underwriters in the Company’s IPO.  The complaint alleges that the Form F-1 registration statement and related prospectus for the Company’s IPO (including amendments to and documents incorporated in the registration statement) contained material misstatements and omissions in violation of federal securities laws. Plaintiff claims, among other things, that the registration statement and related prospectus failed to disclose a related party transaction, misrepresented the Company’s financial health, and omitted material information about the Company’s distributors and clients and seeks to recover under Sections 11 and 12 of the Securities Act of 1933. On March 6, 2020, a putative class action making substantially similar allegations concerning the Form F-1 registration statement and seeking to recover under Section 11 of the Securities Act of 1933 was filed in New York County Supreme Court against the Company and certain officers and directors of the Company. The management of the Company believes that there may be defenses to one or more of the claims asserted in the lawsuits. The management of the Company has engaged counsel with the intention to vigorously defend these lawsuits.

At the date of issue of the financial statements, the Company is unable to predict the outcome of these lawsuits, or reasonably estimate a range of possible losses, if any, given the early stage of these lawsuits. Therefore, no contingent liabilities have been recorded by the Company as at December 31, 2019 in respect of these lawsuits.

Also, the Company is and, from time to time, may in the future become, involved in other legal proceedings in the ordinary course of business. The Company currently believes that the outcome of any of these existing legal proceedings, either individually or in the aggregate, will not have a material impact on the operating results, financial condition or cash flows of the Company. With respect to existing legal proceedings, the Company has either determined that the existence of a material loss is not reasonably possible or that it is unable to estimate a reasonably possible loss or range of loss. The Company may incur substantial legal fees, which are expensed as incurred, in defending against these legal proceedings.